Cover	12 Months Ended
Dec. 31, 2022 shares
Document and Entities Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37669
Entity Registrant Name	Nomad Foods Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 1 New Square
Entity Address, Address Line Two	Bedfont Lakes Business Park
Entity Address, City or Town	Feltham
Entity Address, Postal Zip Code	TW14 8HA
Entity Address, Country	GB
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	NOMD
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	172,550,253
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001651717
Entity Shell Company	false
Business Contact
Document and Entities Information [Line Items]
Entity Address, Address Line One	No. 1 New Square
Entity Address, Address Line Two	Bedfont Lakes Business Park
Entity Address, City or Town	Feltham
Entity Address, Postal Zip Code	TW14 8HA
Contact Personnel Name	Samy Zekhout
City Area Code	+(44)
Local Phone Number	208 918 3200
Contact Personnel Fax Number	+(44) 208 918 3491
Preference shares [member]
Document and Entities Information [Line Items]
Entity Common Stock, Shares Outstanding	1,500,000